RELATED PARTY TRANSACTIONS - Summary of transactions with and amounts due from and due to related parties (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Apr. 30, 2022	May 31, 2021 CNY (¥)
Related Party Transaction [Line Items]
Fnancial assets receivable, allowance for credit losses	¥ 7,207	¥ 0	¥ 0
Right-of-use assets	49,659	27,604		$ 6,994
Lease liabilities	47,958	27,465		$ 6,755
Aguila Information, S.A.P.I. de C.V.
Related Party Transaction [Line Items]
Fnancial assets receivable, allowance for credit losses		13,536
Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties	13,906	56,416	203,146
Massnet Microcredit
Related Party Transaction [Line Items]
Non-interest bearing loan collected						¥ 54,000
Massnet Microcredit | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties			54,000
Shanghai Jiayin Finance Services Co., Ltd
Related Party Transaction [Line Items]
Lease period					12 months
Shanghai Jiayin Finance Services Co., Ltd | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties		35,000	47,840
GAYANG (Hong Kong) Co., Limited
Related Party Transaction [Line Items]
Non-interest bearing loan collected	¥ 17,302	1,408	11,471
Non-interest bearing loan		9,193	20,664
Interest bearing loan		¥ 17,243	¥ 10,642
Fixed annual interest rate		8.00%	8.00%
Accrued interest		¥ 638	¥ 171
Fnancial assets receivable, allowance for credit losses		10,043
GAYANG (Hong Kong) Co., Limited | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties		¥ 17,243	¥ 31,306